Average Annual Total Returns - StrategicAdvisersEmergingMarketsFund-PRO - StrategicAdvisersEmergingMarketsFund-PRO - Strategic Advisers Emerging Markets Fund	Apr. 29, 2025
Strategic Advisers Emerging Markets Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.35%
Past 5 years	2.09%
Past 10 years	3.79%
Strategic Advisers Emerging Markets Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.71%
Past 5 years	1.55%
Past 10 years	3.40%
Strategic Advisers Emerging Markets Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.40%
Past 5 years	1.61%
Past 10 years	3.03%
MC041
Average Annual Return:
Past 1 year	7.50%
Past 5 years	1.71%
Past 10 years	3.66%